Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

Note 25 Equity

	Year Ended December 31,
	2022	2021	2020
Total registered shares at the beginning of the year	52,341,584	49,941,584	38,707,638
New share issue*	—	2,400,000	9,937,446
Exercise of warrants	1,322,985	—	1,296,500
Issuance of treasury shares	5,908,018	—	—
Shares subscribed but not registered during the year**	7,500	—	—
Total registered and subscribed but not registered shares at the end of the year	59,580,087	52,341,584	49,941,584

Shares
Ordinary shares	59,580,087	52,341,584	49,941,584
Total	59,580,087	52,341,584	49,941,584
- of which shares are held by Calliditas	5,908,018	—	—
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	52,341,584	49,941,584

	December 31,
Share Capital	2022	2021	2020
Opening balance	2,094	1,998	1,548
New share issue*	—	96	397
Exercise of warrants	53	—	52
Issuance of treasury shares	236	—	—
Closing balance	2,383	2,094	1,998

*   Initial public offering on The Nasdaq Global Select Market in the United States in June 2020 and the following exercise of the partial over-allotment option from the IPO in July 2020.

* New share issue in August 2021

** As of December 31, 2022, there was an on-going issue of 7,500 shares under registration related to the exercise under the Warrant Program 2019/2022. These shares have been included in the weighted-average number of shares outstanding for the period.

Share Capital

All shares have been fully paid and no shares are reserved for sale. All shares are common shares, confer the same entitlement to capital, and carry one vote, with the exception of treasury shares held by Calliditas. The quotient value is SEK 0.04 per share.

Transactions in Treasury Shares

Since 2020, Calliditas has had ordinary shares, in the form of American Depositary Shares (“ADSs”), listed in the United States on The Nasdaq Global Select Market. In 2022 Calliditas has implemented and launched an At-The-Market program (“ATM Program”). The purpose of the ATM Program is to efficiently and cost-effectively raise capital, if necessary, in the U.S. market and to ensure delivery of shares to be sold under the company’s ATM Program.

In 2022, 5,908,018 series C shares were issued, which were repurchased and converted to ordinary shares by Calliditas. These transactions are in accordance with the granting mandate. In 2022, no shares were sold in the ATM Program.

Translation Reserve

The reserves pertain in their entirety to translation reserves. The translation reserve includes all exchange rate differences arising on the translation of the financial statements from foreign operations.

	December 31,
	2022	2021	2020
Opening balance	(26,979)	(6,090)	(45)
Change of the year	36,286	(20,889)	(6,045)
Closing balance	9,307	(26,979)	(6,090)